Subsequent Events (Details Narrative) (USD $)	12 Months Ended		3 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Mar. 31, 2015 N	Mar. 03, 2015	Jan. 29, 2015	Jan. 07, 2015
Cash received from Limited Partner capital contributions	$ 18,133,012	$ 7,046,490
Limited Partner capital contributions	18,856,356	7,586,650
Subsequent Event [Member]
Patricipation Interest						1,500,000
Purchase price of portfolio						23,201,000
Cash paid for portfolio						11,925,000
Nonrecourse Indebtness						11,276,000
Partnership Advance					103,791
Maximum Offering (in units)				200,000
Additional limited partners			115
Cash received from Limited Partner capital contributions			5,026,342
Limited Partner capital contributions			5,106,883
Limited Partner capital contributions (in units)			5,106.88
Underwritting fees paid or accrued to Securities			150,790
Underwritting fees to outside brokers			$ 276,940